Notes Related to the Consolidated Statements of Financial Position - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Payables And Other Current Liabilities [Line Items]
Vendors	€ 4,706	€ 5,074	€ 13,403
Vendors - accruals	16,204	8,701	3,253
Trade and other payables	20,910	13,775	16,656
Social liabilities, taxation and social security	4,149	3,628	3,148
Fixed assets payables	86	726	0
Deferred revenue	148	61	16
Other payables	53	95	53
Total other current liabilities	€ 4,436	€ 4,510	€ 3,217